SHARE-BASED COMPENSATION - Schedule of Disclosure of Information Relating to Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares)	10,759,583	9,547,185		9,547,185	9,072,149
Remaining contractual life (in years)	10 years
Number of stock options exercisable (in shares)	8,746,808	7,615,432		7,615,432
C$0.93 (issued in 2018)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares)	4,747,277			4,747,277
Remaining contractual life (in years)	3 years 11 months 15 days	4 years 11 months 15 days
Number of stock options exercisable (in shares)	4,747,277			4,747,277
Exercise price of outstanding share options (in dollars per share)	$ 0.93		$ 0.93
C$0.93 (issued in 2019)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares)	3,664,907			3,664,907
Remaining contractual life (in years)	5 years 9 months 3 days	6 years 9 months 3 days
Number of stock options exercisable (in shares)	3,664,907			2,649,930
Exercise price of outstanding share options (in dollars per share)	$ 0.93		0.93
C$6.90 (issued in 2020)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares)	289,023			289,023
Remaining contractual life (in years)	6 years 8 months 15 days	7 years 8 months 15 days
Number of stock options exercisable (in shares)	216,767			144,512
Exercise price of outstanding share options (in dollars per share)	$ 6.90		6.90
C$15.45 (issued in 2021)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares)	26,389			26,389
Remaining contractual life (in years)	7 years 7 months 24 days	8 years 7 months 24 days
Number of stock options exercisable (in shares)	13,195			6,597
Exercise price of outstanding share options (in dollars per share)	$ 15.45		15.45
C$23.02 (issued in 2021)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares)	10,013			253,865
Remaining contractual life (in years)	7 years 5 months 26 days	8 years 5 months 26 days
Number of stock options exercisable (in shares)	5,007			63,466
Exercise price of outstanding share options (in dollars per share)	$ 23.02		23.02
C$13.29 (issued in 2021)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares)	14,600			14,600
Remaining contractual life (in years)	7 years 11 months 8 days	8 years 11 months 8 days
Number of stock options exercisable (in shares)	7,300			3,650
Exercise price of outstanding share options (in dollars per share)	$ 13.29		13.29
C$6.92 (issued in 2022)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares)	304,335			486,041
Remaining contractual life (in years)	8 years 4 months 9 days	9 years 4 months 9 days
Number of stock options exercisable (in shares)	76,084			0
Exercise price of outstanding share options (in dollars per share)	$ 6.92		6.92
C$7.05 (issued in 2022)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares)	65,083			65,083
Remaining contractual life (in years)	8 years 4 months 17 days	9 years 4 months 17 days
Number of stock options exercisable (in shares)	16,271			0
Exercise price of outstanding share options (in dollars per share)	$ 7.05		$ 7.05
C$2.75 (issued in 2023)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares) | shares	1,260,598
Remaining contractual life (in years)	9 years 2 months 19 days
Number of stock options exercisable (in shares) | shares	0
Exercise price of outstanding share options (in dollars per share)	$ 2.75
C$2.89 (issued in 2023)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options (in shares) | shares	377,358
Remaining contractual life (in years)	9 years 8 months 12 days
Number of stock options exercisable (in shares) | shares	0
Exercise price of outstanding share options (in dollars per share)	$ 2.89